Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net loss	$ (50,384,176)	$ (37,512,212)	$ (18,021,737)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation of property and equipment	545,705	198,224	125,774
Amortization of intangible assets	2,422	781	733
Share-based compensation	9,931,106	4,925,278	2,701,404
Share of loss from equity method investment	249,652
Loss on disposal of property and equipment	12,961		38,417
Change in fair value of warrants	(200,000)	1,920,000	1,980,000
Changes in operating assets and liabilities:
Prepayments and other current assets	(810,979)	(74,507)	33,713
Long term deposits	(38,845)	(267,980)
Value added tax recoverable	(3,685,216)	(1,376,921)
Accounts payable	8,444,347	(929,716)	1,287,687
Other payables	1,950,152	242,187	327,500
Deferred income	1,615,690	716,835	61,599
Net cash used in operating activities	(32,367,181)	(32,158,031)	(11,464,910)
Cash flows from investing activities:
Purchase of cost method investment		(500,000)
Disposal of cost method investment	500,000
Purchase of equity method investment	(1,900,000)
Purchase of property and equipment	(9,102,330)	(2,223,882)	(738,470)
Disposal of property and equipment	82,789
Purchase of intangible assets	(14,690)	(5,615)
Net cash used in investing activities	(10,434,231)	(2,729,497)	(738,470)
Cash flows from financing activities:
Proceed from issuance of convertible preferred shares, net of issuance cost	29,100,000	106,200,000	18,278,572
Proceeds from exercise of warrants	1,000,000
Proceeds from exercises of stock options	65,500
Proceeds from issuance of ordinary shares upon initial public offering	160,424,994
Payment of initial public offering costs	(2,730,299)
Net cash provided by financing activities	187,860,195	106,200,000	18,278,572
Effect of foreign exchange rate changes on cash and cash equivalents	652,595	(524,398)	(66,770)
Net increases in cash and cash equivalents	145,711,378	70,788,074	6,008,422
Cash and cash equivalents - beginning of the year	83,948,770	13,160,696	7,152,274
Cash and cash equivalents - end of the year	229,660,148	$ 83,948,770	$ 13,160,696
Supplemental disclosure on non-cash investing and financing activities:
Payables for purchase of property and equipment	413,657
Payables for initial public offering costs	40,000
Conversion of convertible preferred shares	163,607,144
Exercise of warrants	$ 3,700,000